UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—March 31, 2015 — (unaudited)

Industry Description		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount (16)/ Shares	Value (Note 1)
	Type	Moody’s	S&P
LOANS (3) (4)-90.6%
Aerospace & Defense- 1.0%

B.E. Aerospace, Inc.	BTL-B	Ba2	BB+	4.00%	12/16/2021	$1,002,488	$1,009,379
DigitalGlobe, Inc.	BTL-B	Ba2	BBB-	3.75	01/31/2020	1,871,800	1,873,203
Transdigm Group, Inc.	BTL-C	Ba3	B	3.75	02/28/2020	977,167	975,181

							3,857,763

Airlines- 0.2%

Delta Air Lines, Inc.	BTL	Ba1	BBB-	3.25	04/20/2017	1,076,969	1,075,959

Auto Components- 1.0%

Affinia Group	BTL-B2	B2	B	4.75	04/25/2020	938,745	938,744
Goodyear Tire & Rubber Co.	2nd Lien	Ba1	BB	4.75	04/30/2019	416,667	419,791
MPG Holdco I, Inc.	BTL-B	Ba3	NR	4.25	10/20/2021	1,488,768	1,494,340
UCI International, Inc.	BTL-B	B1	B	5.50	07/26/2017	1,167,751	1,146,343

							3,999,218

Automobiles- 0.2%

Chrysler Group LLC	BTL-B	Ba1	BB+	3.50	05/24/2017	1,086,698	1,085,204

Biotechnology- 0.9%

Medpace, Inc.	BTL	B2	B+	4.75	04/01/2021	1,738,679	1,743,751
STHI Holding Corp.	BTL	B2	B	4.50	08/06/2021	1,592,000	1,588,684

							3,332,435

Building Products- 0.5%

Nortek, Inc.	BTL	Ba3	BB-	3.50	10/30/2020	1,612,813	1,601,389

Capital Markets- 0.5%

AlixPartners LLC	BTL-B2	B1	B+	4.00	07/10/2020	677,854	680,396
AlixPartners LLC	2nd Lien	Caa1	B-	9.00	07/09/2021	285,000	286,425
Walter Investment Management Co.	Tranche B	B2	B+	4.75	12/19/2020	1,001,615	917,730

							1,884,551

Chemicals- 3.5%

Al Chem & Cy SCA	BTL-B	B1	B+	4.50	10/03/2019	494,738	495,357
Al Chem & Cy SCA	BTL-B1	B1	B+	4.50	10/03/2019	256,696	257,017
Ferro Corp.	BTL-B	Ba3	B+	4.00	07/31/2021	1,019,875	1,015,625
Gates Global, Inc.	BTL	B2	B+	4.25	07/03/2021	2,920,325	2,907,549
Ineos U.S. Finance LLC	BTL-B	Ba3	BB-	3.75	05/04/2018	1,496,519	1,487,434
Ineos U.S. Finance LLC	BTL	Ba3	BB-	4.25	03/31/2022	775,000	774,839
MacDermid, Inc.	BTL-B2	B1	BB	4.75	06/07/2020	1,436,400	1,443,941
Minerals Technologies, Inc.	BTL-B	Ba3	BB	4.00	05/07/2021	1,881,379	1,888,434
Univar, Inc.	BTL-B	B3	B+	5.00	06/30/2017	1,973,020	1,969,013

							12,239,209

Commercial Services & Supplies- 6.0%

ADS Waste Holdings, Inc.	BTL	B2	B+	3.75	10/09/2019	986,016	974,616
ARG IH Corp.	BTL-B	B3	B	4.75	11/15/2020	1,004,265	1,006,148
ATI Schools(5)(6)(8)(9)(11)(12)	BTL-B	NR	NR	8.25	12/30/2014	1,232,969	0
ATI Schools(5)(6)(8)(9)(11)(12)	BTL	NR	NR	13.25	06/30/2012	277,491	0
ATI Schools(5)(6)(8)(9)(11)(12)	BTL	NR	NR	13.25	06/30/2012	17,142	0
Audio Visual Services Group, Inc.	BTL-B	B1	B+	4.50	01/24/2021	1,965,150	1,957,781
Brand Energy and Infrastructure Services, Inc.	BTL-B	B1	B	4.75	11/26/2020	3,399,786	3,302,042
Brickman Group Holdings, Inc.	BTL	B2	B	4.00-5.25	12/18/2020	3,697,910	3,673,770
Brickman Group Holdings, Inc.	2nd Lien	Caa1	CCC+	7.50	12/18/2021	1,340,000	1,341,675
Fly Funding II SARL	BTL	Ba3	BBB-	4.50	08/06/2019	1,390,137	1,393,612
Peak 10, Inc.	2nd Lien	Caa2	CCC+	8.25	06/17/2022	845,000	817,009
Sedgwick CMS Holdings, Inc.	2nd Lien	Caa2	CCC+	6.75	02/28/2022	2,565,000	2,500,875
ServiceMaster Co.	BTL-B	B1	B+	4.25	07/01/2021	1,389,209	1,390,077
Waste Industries USA, Inc.	BTL-B	B1	BB-	4.25	02/27/2020	1,040,000	1,042,600
WCA Waste Systems, Inc.	BTL	B1	B+	4.00	03/23/2018	1,653,850	1,638,689

							21,038,894

Construction & Engineering- 0.4%

Pike Corp.	1st Lien	B2	B+	5.50	12/22/2021	1,316,700	1,315,054

Construction Materials- 1.0%

Headwaters, Inc.	BTL-B	B1	BB-	4.50	03/24/2022	1,875,000	1,882,031
Quikrete Companies, Inc.	2nd Lien	B1	B+	4.00	09/26/2020	955,240	953,647
Quikrete Companies, Inc.	1st Lien	B3	B-	7.00	03/26/2021	565,895	568,724

							3,404,402

Consumer Finance- 0.8%

TransFirst Holdings, Inc.	1st Lien	B2	B	5.50	11/12/2021	877,800	882,189
TransFirst Holdings, Inc.	2nd Lien	Caa2	CCC+	9.00	11/12/2022	555,000	555,867
Vantiv LLC	BTL-B	Ba3	BB+	3.75	06/13/2021	1,236,230	1,240,866

							2,678,922

Containers & Packaging- 1.6%

Ardagh Packaging Finance PLC	BTL	Ba3	B+	4.00	12/17/2019	653,400	654,761
BWAY Holding Corp.	BTL-B	B2	B-	5.50	08/14/2020	2,198,388	2,214,875
Mauser Holding GmbH	2nd Lien	Caa2	CCC+	8.25	07/31/2022	1,605,000	1,564,875
Novelis, Inc.	BTL-B	Ba2	BB	3.75	03/10/2017	1,131,232	1,129,583

							5,564,094

Distributors- 0.4%

ABC Supply Co., Inc.	BTL-B	B1	BB+	3.50	04/16/2020	1,334,675	1,329,113

Diversified Consumer Services- 0.1%

Weight Watchers International, Inc.	BTL-F	B3	B+	4.00	04/02/2020	609,439	325,479

Diversified Financial Services- 2.0%

ION Trading Technologies, Ltd.	2nd Lien	Caa1	CCC+	7.25	06/10/2022	2,345,000	2,303,963
Opal Acquisition, Inc.	BTL-B	B1	B	5.00	11/27/2020	2,740,906	2,740,906
Santander Asset Management	BTL	Ba2	BB	4.25	12/17/2020	1,019,179	1,020,028
TransUnion LLC	BTL	Ba3	B+	4.00	04/09/2021	1,007,748	1,007,327

							7,072,224

Diversified Telecommunication Services- 2.2%

Altice Financing SA	BTL	B1	BB-	5.50	07/02/2019		2,927,938	2,965,269
Altice Financing SA	BTL-B	B1	BB-	5.25	02/04/2022		680,000	686,290
Altice Financing SA	BTL-B	B1	B-	5.25	02/04/2022	EUR	335,000	363,961
Level 3 Financing, Inc.	BTL-B2	Ba2	BB	4.00	08/01/2019		1,425,000	1,426,069
Level 3 Financing, Inc.	Tranche B	Ba2	BB	4.50	01/31/2022		1,300,000	1,305,803
XO Communications, Inc.	BTL	B2	BB-	4.25	03/19/2021		869,143	870,501

								7,617,893

Electrical Equipment- 0.2%

WireCo WorldGroup, Inc.	BTL-B	Ba2	B+	6.00	02/15/2017		656,723	655,081

Electronic Equipment, Instruments & Components- 0.6%

Ortho Clinical Diagnostics SA	BTL	B1	B	4.75	06/30/2021		2,230,638	2,207,983

Energy Equipment & Services- 2.0%

Drillships Financing Holding, Inc.	BTL-B	B2	B+	5.50	07/25/2021		998,990	826,664
Pacific Drilling SA	BTL-B	B1	B+	4.50	06/04/2018		820,388	678,871
Paragon Offshore, Ltd.	BTL-B	Ba1	BB+	3.75	07/18/2021		995,000	669,635
Pinnacle Holdco SARL	BTL	B1	B+	4.75	07/30/2019		1,619,067	1,449,065
Seadrill Partners Finco LLC	BTL-B	Ba3	BB-	4.00	02/21/2021		3,237,243	2,562,624
Shelf Drilling Midco, Ltd.	BTL	B1	B-	10.00	10/08/2018		1,240,000	830,800

								7,017,659

Food & Staples Retailing- 3.9%

Albertson’s Holdings LLC	BTL-B4	Ba3	BB-	5.50	08/25/2021		4,630,000	4,665,369
BJ’s Wholesale Club, Inc.	1st Lien	B3	B-	4.50	09/26/2019		1,079,625	1,079,119
Rite Aid Corp.	BTL	B2	B+	4.88	06/21/2021		2,230,000	2,231,394
Rite Aid Corp.	2nd Lien	B2	B+	5.75	08/21/2020		1,055,000	1,062,034
Roundy’s Supermarkets	BTL-B	B2	B	5.75	03/03/2021		1,218,091	1,168,606
Sprouts Farmers Market LLC	BTL-B	Ba2	BB	4.00	04/23/2020		624,123	625,164
Stater Brothers Markets, Inc.	BTL-B	B1	BB-	4.75	05/12/2021		711,311	709,533
U.S. Foodservice	BTL	B2	B-	4.50	03/29/2019		2,187,048	2,186,267

								13,727,486

Food Products- 1.9%

H.J. Heinz Co.	BTL-B2	Ba1	BB+	3.25	06/05/2020		1,008,423	1,008,297
Hearthside Food Solutions LLC	BTL	B1	B	4.50	06/02/2021		1,731,913	1,736,199
Hostess Brands, Inc.	BTL-B	NR	B+	6.75	04/09/2020		1,084,050	1,103,021
Jacobs Douwe Egberts	BTL-B	Ba3	BB	3.50	07/23/2021		1,285,000	1,276,969
Pinnacle Operating Corp.	BTL-B2	B1	B+	4.75	11/15/2018		1,404,144	1,402,389

								6,526,875

Gas Utilities- 0.2%

NGPL PipeCo LLC	BTL-B	Caa2	CCC+	6.75	09/15/2017		619,388	590,277

Health Care Equipment & Supplies- 0.5%

Immucor, Inc.	BTL-B2	B1	B+	5.00	08/17/2018		1,822,153	1,827,847

Health Care Providers & Services- 5.9%

American Renal Holdings, Inc.	1st Lien	Ba3	B	4.50	09/22/2019		2,040,990	2,037,163
American Renal Holdings, Inc.	2nd Lien	Caa1	CCC+	8.50	03/20/2020		1,879,617	1,865,520
CHS/Community Health Systems, Inc.	BTL-D	Ba2	BB	4.25	01/27/2021		2,824,250	2,837,194
CHS/Community Health Systems, Inc.	BTL-F	Ba2	BB	3.43	12/31/2018		2,000,000	1,999,286
DSI Renal, Inc.	1st Lien	B1	B	4.50	04/23/2021		565,725	564,311
DSI Renal, Inc.	2nd Lien	Caa2	CCC+	7.75	10/22/2021		825,000	818,813

Healogics, Inc.	1st Lien	B2	B	5.25	07/01/2021	1,005,648	1,008,162
Inventiv Health, Inc.	BTL-B4	B2	B-	7.75	05/15/2018	1,100,000	1,102,750
MPH Acquisition Holdings LLC	BTL	B1	B	3.75	03/31/2021	1,099,432	1,095,701
Surgery Center Holdings, Inc.	1st Lien	B1	B	5.25	11/03/2020	1,226,925	1,226,925
Surgery Center Holdings, Inc.	2nd Lien	Caa2	CCC+	8.50	11/03/2021	3,000,000	2,940,000
U.S. Renal Care, Inc.	1st Lien	Ba3	B	4.25	07/03/2019	1,821,184	1,822,322
U.S. Renal Care, Inc.	BTL	Caa1	CCC+	8.50	01/03/2020	735,000	742,350
U.S. Renal Care, Inc.	2nd Lien	Caa1	CCC+	10.25	12/27/2019	666,000	671,828

							20,732,325

Health Care Technology- 0.3%

IMS Health, Inc.	BTL-B	Ba3	BB-	3.50	03/17/2021	991,752	988,343

Hotels, Restaurants & Leisure- 5.4%

1011778 B.C. ULC	BTL-B	B1	B+	4.50	12/12/2021	2,002,164	2,020,756
Aristocrat Leisure, Ltd.	BTL-B	Ba2	BB	4.75	10/20/2021	1,953,846	1,960,126
Caesars Entertainment Operating Co., Inc.†(7)	BTL-B6	NR	D	1.50	03/01/2017	3,023,792	2,761,100
Caesars Growth Properties Holdings LLC	BTL	B2	B+	6.25	05/08/2021	1,089,636	963,238
California Pizza Kitchen, Inc.	BTL	B2	B-	5.25	03/29/2018	1,470,000	1,429,116
CityCenter Holdings LLC	BTL-B	B2	BB-	4.25	10/16/2020	1,136,820	1,140,609
Four Seasons Holdings, Inc.	2nd Lien	Caa1	B-	6.25	12/27/2020	835,000	839,175
Hilton Worldwide Finance LLC	BTL-B2	Ba3	BBB-	3.50	10/26/2020	1,678,209	1,679,707
La Quinta Intermediate Holdings LLC	BTL-B	B1	BB	4.00	04/14/2021	1,200,063	1,202,689
Scientific Games International, Inc.	BTL-B2	Ba3	BB-	6.00	10/01/2021	1,077,300	1,078,946
Station Casinos, Inc.	BTL-B	B1	B+	4.25	03/02/2020	2,092,067	2,096,176
Town Sports International Holdings, Inc.	BTL	B3	B	4.50	11/15/2020	2,251,887	1,880,325

							19,051,963

Industrial Conglomerates- 1.4%

American Rock Salt Co. LLC	BTL-B	B3	B	4.75	05/20/2021	1,766,650	1,759,474
American Rock Salt Co. LLC	2nd Lien	Caa1	CCC	8.00	05/20/2022	1,785,000	1,771,613
Filtration Group Corp.	1st Lien	B1	B+	4.50	11/21/2020	646,813	649,227
Filtration Group Corp.	2nd Lien	Caa1	B-	8.25	11/22/2021	790,000	791,317

							4,971,631

Industrial Power Producers & Energy Traders- 0.3%

Calpine Corp.	BTL	Ba3	BB	4.00	10/09/2019	1,009,901	1,011,726

Insurance- 3.6%

Asurion Corp.	1st Lien	Ba3	B	5.00	05/24/2019	3,718,367	3,728,328
Asurion Corp.	2nd Lien	B3	CCC+	8.50	03/03/2021	3,450,000	3,463,655
Compass Investments, Inc.	BTL	B1	B	4.25	12/27/2019	1,125,611	1,116,466
Cooper, Gay, Swett & Crawford, Ltd.	1st Lien	B2	B-	5.00	04/16/2020	894,075	832,607
Cooper, Gay, Swett & Crawford, Ltd.	2nd Lien	Caa2	CCC	8.25	10/16/2020	1,430,000	1,236,950
Hub International, Ltd.	BTL	B1	B	4.25	10/02/2020	1,006,662	997,434
National Financial Partners Corp.	BTL-B	B2	B	4.50	07/01/2020	1,163,607	1,159,608

							12,535,048

Internet & Catalog Retail- 1.3%

Acosta, Inc.	BTL	B1	B	5.00	09/26/2021	3,137,138	3,160,666
Lands’ End, Inc.	BTL-B	B1	B+	4.25	04/04/2021	1,559,250	1,497,855

							4,658,521

Internet Software & Services- 0.3%

Zayo Group LLC	BTL-B	Ba3	B+	4.00	07/02/2019	1,111,888	1,112,757

IT Services- 2.8%

Ceridian Corp.	BTL-B2	Ba3	B-	4.50	09/15/2020	528,518	521,912
Evertec, Inc.	BTL-B	B1	BB-	3.50	04/17/2020	599,325	589,961
First Data Corp.	BTL-B	B1	BB-	3.67	03/24/2018	6,218,681	6,212,201
First Data Corp.	BTL-1	B1	BB-	3.67	09/24/2018	2,170,000	2,167,830
MoneyGram International, Inc.	BTL-B	B1	BB-	4.25	03/27/2020	421,473	397,414

							9,889,318

Leisure Equipment & Products- 0.7%

SRAM LLC	BTL-B	B1	BB-	4.00-5.25	04/10/2020	2,328,682	2,322,860

Life Sciences Tools & Services- 0.5%

Pharmaceutical Product Development, Inc.	BTL-B	Ba2	B+	4.00	12/05/2018	1,660,626	1,659,143

Machinery- 2.4%

Alliance Laundry Systems LLC	BTL	B2	B	4.25	12/10/2018	708,577	709,463
Gardner Denver, Inc.	BTL	B1	B	4.25	07/30/2020	1,842,000	1,745,986
Harbor Freight Tools USA, Inc.	BTL-B	B1	B+	4.75	07/26/2019	981,986	986,650
Husky International, Ltd.	1st Lien	NR	B	4.25	06/30/2021	462,675	460,775
Husky International, Ltd.	2nd Lien	Caa1	CCC+	7.25	06/30/2022	870,000	847,525
Paladin Brands Holding, Inc.	BTL	B2	BB-	6.75	08/16/2019	1,828,799	1,828,799
Rexnord Corp.	BTL-B	B2	BB-	4.00	08/21/2020	2,028,887	2,028,163

							8,607,361

Media- 9.4%

Advantage Sales & Marketing LLC	1st Lien	B1	B	4.25	07/25/2021	2,811,870	2,807,852
Advantage Sales & Marketing LLC	2nd Lien	Caa1	CCC+	7.50	07/25/2022	2,525,000	2,524,369
Charter Communications Operating LLC	BTL-G	Baa3	BB+	4.25	09/12/2021	1,960,000	1,974,088
Delta 2 (Lux) SARL	BTL-B3	B2	B	4.75	07/31/2021	4,894,124	4,859,459
Delta 2 (Lux) SARL	2nd Lien	Caa2	CCC+	7.75	07/31/2022	2,495,000	2,478,366
Getty Images, Inc.	BTL-B	B2	B-	4.75	10/18/2019	1,859,414	1,563,767
Hicks Sports Group†(7)(9)	BTL-B	NR	NR	6.75	12/22/2011	1,006,858	30,206
Hoyts Cinemas Group	2nd Lien	B3	CCC+	8.25	11/20/2020	450,000	443,250
Interactive Data Corp.	BTL	B2	B+	4.75	05/02/2021	3,091,162	3,104,685
ION Media Networks, Inc.	BTL-B	B1	B+	4.75	12/18/2020	2,136,545	2,139,216
Media General, Inc.	BTL-B	Ba3	BB+	4.25	07/31/2020	1,909,648	1,915,616
Numericable Finance & Co. SCA	BTL-B1	Ba3	B+	4.50	05/21/2020	1,246,115	1,249,231
Numericable Finance & Co. SCA	BTL-B2	Ba3	B+	4.50	05/21/2020	1,078,060	1,080,755
Salem Communications Corp.	BTL-B	B2	B	4.50	03/16/2020	831,133	825,939
Tribune Co.	BTL	Ba3	BB+	4.00	12/27/2020	1,048,385	1,047,861
Truven Health Analytics, Inc.	BTL-B	B1	B	4.50	06/06/2019	1,108,203	1,106,818
Univision Communications, Inc.	BTL-C4	B2	B+	4.00	03/01/2020	3,981,653	3,972,945

							33,124,423

Metals & Mining- 1.4%

Ameriforge Group, Inc.	BTL	B2	B+	5.00	12/19/2019	931,242	814,836
Crosby Worldwide, Ltd.	1st Lien	B1	B	3.75	11/23/2020	1,042,720	959,303
Dynacast International, Inc.	BTL	Ba3	B	5.25	01/28/2022	750,000	753,263
Fortescue Metals Group, Ltd.	BTL	Baa3	BBB	3.75	06/30/2019	1,021,344	922,493
Signode Industrial Group U.S., Inc.	BTL-B	B1	B+	3.75	05/01/2021	1,387,389	1,374,382

							4,824,277

Multi Utilities- 1.1%

Energy Future Intermediate Holding Co. LLC(7)	DIP	NR	NR	4.25	06/19/2016	1,215,000	1,219,556
Texas Competitive Electric Holdings Co. LLC†(7)(10)	BTL	NR	NR	4.66	10/10/2017	4,174,956	2,495,283

							3,714,839

Multiline Retail- 1.4%

99 Cents Only Store	BTL-B2	B2	B	4.50	01/11/2019	1,176,784	1,175,313
Dollar Tree, Inc.	BTL-B	Ba1	BB+	4.25	03/09/2022	1,615,000	1,631,402
Neiman Marcus Group, Inc.	BTL-B	B2	B	4.25	10/25/2020	1,994,800	1,986,187

							4,792,902

Oil, Gas & Consumable Fuels- 4.5%

American Energy Marcellus LLC	1st Lien	Ba3	B-	5.25	08/04/2020	1,565,000	1,320,860
American Energy Marcellus LLC	2nd Lien	Caa1	CCC	8.50	08/04/2021	835,000	618,944
Arch Coal, Inc.	BTL	B2	B+	6.25	05/16/2018	2,477,798	1,911,002
Callon Petroleum Co.	2nd Lien	NR	NR	8.50	10/08/2021	1,620,000	1,574,101
Chief Exploration & Development LLC	2nd Lien	NR	NR	7.50	05/12/2021	1,785,000	1,643,093
Energy Transfer Equity LP	BTL	Ba2	BB	4.00	12/02/2019	1,000,000	996,250
Philadelphia Energy Solutions LLC	BTL-B	B1	BB-	6.25	04/04/2018	935,900	897,879
Power Buyer LLC	BTL	B2	B+	4.25	05/06/2020	995,600	985,644
Power Buyer LLC	Delayed Draw	B2	B+	4.25	05/06/2020	53,296	52,763
Power Buyer LLC	2nd Lien	Caa2	CCC+	8.25	11/06/2020	1,670,000	1,624,075
Samson Investment Co.	2nd Lien	Caa2	CCC+	5.00	09/25/2018	1,500,000	780,000
Templar Energy LLC	2nd Lien	B3	B-	8.50	11/25/2020	1,825,000	1,230,963
Western Refining LP	BTL-B	B1	BB-	4.25	11/12/2020	2,147,788	2,131,679

							15,767,253

Paper & Forest Products- 0.4%

Exopack LLC	BTL	B1	B	5.25	05/08/2019	1,387,438	1,392,062

Pharmaceuticals- 3.2%

Alkermes, Inc.	BTL-B	Ba3	BB+	3.50	09/18/2019	993,204	992,790
Catalent Pharma Solutions, Inc.	BTL-B2	B1	BB	4.25	05/20/2021	2,453,620	2,462,821
PRA Holdings, Inc.	1st Lien	B1	B	4.50	09/23/2020	1,953,472	1,951,518
Salix Pharmaceuticals, Ltd.	BTL	Ba1	BB-	5.50	01/02/2020	2,620,313	2,618,347
Valeant Pharmaceuticals International, Inc.	BTL-F1	Ba1	BB	4.00	03/13/2022	1,766,425	1,774,153
Valeant Pharmaceuticals International, Inc.	Delayed Draw	NR	BB	4.00	03/10/2022	1,380,000	1,386,038

							11,185,667

Professional Services- 0.6%

Nexeo Solutions LLC	BTL-B1	B2	B	5.00	09/08/2017	1,475,897	1,432,543
Nexeo Solutions LLC	BTL-B2	B2	B	5.00	09/08/2017	648,375	629,464

							2,062,007

Real Estate Investment Trusts- 0.4%

Capital Automotive LP	2nd Lien	B1	B-	6.00	04/30/2020	1,405,000	1,426,075

Real Estate Management & Development- 1.2%

DTZ US Borrower LLC	1st Lien	B1	B+	5.50	11/04/2021	1,360,543	1,367,346
DTZ US Borrower LLC	2nd Lien	B3	B-	9.25	11/05/2022	1,085,000	1,090,425
Realogy Corp.	CLTL	Ba3	BB	0.02	10/10/2016	86,310	85,446
Realogy Corp.	BTL	Ba3	BB	3.75	03/05/2020	1,564,811	1,562,073

							4,105,290

Road & Rail- 1.0%

Neff Rental LLC	2nd Lien	Caa1	B-	7.25	06/09/2021	1,782,757	1,751,558
Swift Transportation Co., Inc.	BTL-B	Ba2	BB+	3.75	06/09/2021	1,613,700	1,616,726

							3,368,284

Semiconductors & Semiconductor Equipment- 1.9%

Avago Technologies, Ltd.	BTL-B	Ba1	BBB-	3.75	05/06/2021	1,253,127	1,255,007
Entegris, Inc.	BTL-B	Ba3	BB+	3.50	04/30/2021	926,247	922,773
Freescale Semiconductor, Inc.	BTL-B4	B1	B	4.25	03/01/2020	2,994,759	3,000,108
Lattice Semiconductor Corp.	1st Lien	Ba3	BB-	5.25	03/10/2021	1,500,000	1,492,500

							6,670,388

Software- 3.9%

Eagle Parent, Inc.	BTL-B2	Ba3	B+	4.00	05/16/2018	2,407,804	2,405,396
Hyland Software, Inc.	BTL	B2	B	4.75	02/19/2021	1,052,218	1,057,479
Kronos, Inc.	BTL-C	B1	B-	4.50	10/30/2019	3,597,862	3,601,611
Kronos, Inc.	2nd Lien	Caa2	CCC	9.75	04/30/2020	2,678,362	2,741,973
Lawson Software, Inc.	BTL-B5	Ba3	B+	3.75	06/03/2020	952,989	943,799
Magic Newco LLC	BTL	B1	B+	5.00	12/12/2018	2,088,065	2,089,631
Micro Focus International PLC	BTL	B1	BB-	5.25	11/19/2021	882,353	882,536

							13,722,425

Specialty Retail- 2.3%

J Crew Operating Corp.	BTL-B1	B2	B-	4.00	03/05/2021	750,763	696,333
Michaels Stores, Inc.	BTL-B2	Ba3	B+	3.75	01/28/2020	998,642	997,037
Party City Holdings, Inc.	BTL	B2	B	4.00-5.25	07/27/2019	1,990,310	1,984,978
PetSmart, Inc.	1st Lien	Ba3	BB-	5.00	03/11/2022	3,360,000	3,383,671
Serta Simmons Holdings LLC	BTL-B	B1	B+	4.25	10/01/2019	994,545	995,788

							8,057,807

Tech Hardware, Storage & Peripheral- 0.2%

CDW Corp.	BTL	Ba2	BB+	3.25	04/29/2020	875,859	866,979

Wireless Telecommunication Services- 1.2%

Intelsat Jackson Holdings, Ltd.	BTL-B2	Ba3	BB-	3.75	06/30/2019	1,015,416	1,011,100
LTS Buyer LLC	1st Lien	B1	B	4.00	04/11/2020	781,088	777,508
LTS Buyer LLC	2nd Lien	Caa1	CCC+	8.00	04/12/2021	271,975	269,709
Syniverse Technologies, Inc.	BTL-B	B1	BB-	4.00	04/23/2019	2,203,761	2,073,371

							4,131,688

Total Loans (cost $327,115,454)							318,728,373

U.S. CORPORATE BONDS & NOTES- 5.1%
Communications Equipment- 0.3%

Alcatel-Lucent USA, Inc.*	Company Guar. Notes	B3	B	6.75	11/15/2020	890,000	947,850

Diversified Financial Services- 0.2%

Argos Merger Sub, Inc.*	Senior Notes	B3	B-	7.13	03/15/2023	805,000	834,181

Diversified Telecommunication Services- 0.2%

Level 3 Financing, Inc.	Company Guar. Notes	B3	B	5.38	08/15/2022	1,000,000	1,029,062

Health Care Providers & Services- 0.6%

CHS/Community Health Systems, Inc.	Company Guar. Notes	B3	B-	6.88	02/01/2022	620,000	662,625
MPH Acquisition Holdings LLC*	Company Guar. Notes	Caa1	CCC+	6.63	04/01/2022	285,000	295,331
Tenet Healthcare Corp.	Senior Notes	B3	CCC+	8.13	04/01/2022	1,035,000	1,141,088

							2,099,044

Industrial Power Producers & Energy Traders- 0.3%

Dynegy Finance, Inc.*	Senior Sec. Notes	B3	B+	6.75	11/01/2019	1,020,000	1,055,700

IT Services- 0.3%

First Data Corp.*	Senior Sec. Notes	B1	BB-	7.38	06/15/2019	1,135,000	1,186,075

Media- 0.6%

Cequel Communications Holdings I LLC*	Senior Notes	B3	B-	5.13	12/15/2021	975,000	975,000
LIN Television Corp.*	Senior Notes	B3	B+	5.88	11/15/2022	1,000,000	1,020,000

							1,995,000

Multiline Retail- 0.1%

Family Tree Escrow LLC*	Senior Notes	Ba3	B+	5.75	03/01/2023	495,000	520,988

Oil, Gas & Consumable Fuels- 0.6%

EP Energy LLC	Company Guar. Notes	B2	B	9.38	05/01/2020	758,000	794,005
Rosetta Resources, Inc.	Company Guar. Notes	B1	BB-	5.88	06/01/2022	975,000	918,938
WPX Energy, Inc.	Senior Notes	Ba1	BB	5.25	09/15/2024	315,000	277,043

							1,989,986

Road & Rail- 0.3%

United Rentals North America, Inc.	Senior Sec. Notes	Ba1	BB+	4.63	07/15/2023	990,000	1,001,138

Semiconductors & Semiconductor Equipment- 0.3%

Freescale Semiconductor, Inc.*	Senior Sec. Notes	B1	B	6.00	01/15/2022	815,000	887,331

Software- 0.3%

Infor Software Parent LLC*	Company Guar. Notes	Caa1	CCC+	7.13	05/01/2021	895,000	886,327

Specialty Retail- 0.2%

Party City Holdings, Inc.	Company Guar. Notes	Caa1	CCC+	8.88	08/01/2020	540,000	581,850

Tech Hardware, Storage & Peripheral- 0.5%

CDW LLC/CDW Finance Corp.	Company Guar. Notes	B1	B+	5.00	09/01/2023	710,000	720,650
CDW LLC/CDW Finance Corp.	Company Guar. Notes	B1	B+	6.00	08/15/2022	1,000,000	1,073,450

							1,794,100

Wireless Telecommunication Services- 0.3%

Sprint Corp.	Company Guar. Notes	B2	B+	7.25	09/15/2021	1,000,000	1,005,000

Total U.S. Corporate Bonds & Notes (cost $17,225,197)							17,813,632

FOREIGN CORPORATE BONDS & NOTES- 2.9%
Banks- 0.2%

Banco Bilbao Vizcaya Argentaria SA VRS(13)	Jr. Sub. Notes	NR	NR	9.00	05/09/2018	400,000	435,000
Societe Generale SA VRS(13)	Jr. Sub. Notes	Ba2	BB+	8.25	11/29/2018	400,000	425,000

							860,000

Diversified Telecommunication Services- 0.5%

Altice Financing SA*	Senior Sec. Notes	B1	BB-	6.50	01/15/2022	1,410,000	1,447,013
Altice Finco SA*	Company Guar. Notes	B3	B-	7.63	02/15/2025	386,000	395,650

							1,842,663

Energy Equipment & Services- 0.2%

Shelf Drilling Holdings, Ltd.*	Senior Sec. Notes	Ba3	B+	8.63	11/01/2018	695,000	568,163

Metals & Mining- 0.7%

Constellium NV*	Senior Notes	B1	B	8.00	01/15/2023	1,545,000	1,618,388
Essar Steel Algoma, Inc.*	Senior Sec. Notes	Ba3	B+	9.50	11/15/2019	970,000	841,475

							2,459,863

Oil, Gas & Consumable Fuels- 0.3%

Tullow Oil PLC*	Company Guar. Notes	B3	B+	6.00	11/01/2020	1,300,000	1,131,000

Paper & Forest Products- 0.4%

Tembec Industries, Inc.*	Senior Sec. Notes	B3	B-	9.00	12/15/2019	1,495,000	1,517,425

Pharmaceuticals- 0.6%

Valeant Pharmaceuticals International, Inc.*	Senior Notes	B1	B	5.38	03/15/2020	1,930,000	1,946,888

Total Foreign Corporate Bonds & Notes (cost $10,590,269)							10,326,002

COMMON STOCKS- 0.0%
Media- 0.0%

Berry Co. LLC†(5)(6)(14) (cost $668,529)						1,136	31,592

PREFERRED SECURITIES- 0.0%
Commercial Services & Supplies- 0.0%

Ancora Holdings LLC 6.00%(5)(6)(14) (cost $0)						56	0

MEMBERSHIP INTEREST- 0.0%
Media- 0.0%

NextMedia Operating, Inc.†(5)(6)(14)						7,916	1,108
VSS-AHC Holdings LLC†(5)(6)(14)						12,608	10,212

Total Membership Interest (cost $290,225)							11,320

WARRANTS- 0.0%
Commercial Services & Supplies- 0.0%

Ancora Holdings LLC Expires 08/12/2020 (Strike Price $1.90)†(5)(6)(14) (cost $0)						3	0

Total Long-Term Investment Securities (cost $355,889,674)							346,910,919

SHORT-TERM INVESTMENT SECURITIES- 0.0%
Registered Investment Companies- 0.0%
SSgA Money Market Fund (cost $1,000)						1,000	1,000

TOTAL INVESTMENTS- 98.6% (cost $355,890,674)(15)							346,911,919
Other assets less liabilities— 1.4%							4,905,999

NET ASSETS- 100.0%							$351,817,918

BTL	Bank Term Loan
CLTL	Credit Linked Term Loan
DIP	Debtor in Possession
EUR	Euro Dollar
NR	Security is not rated.
VRS	Variable Rate Security

The rates shown on VRS are the current interest rates as of March 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At March 31, 2015, the aggregate value of these securities was $18,074,785, representing 5.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of March 31, 2015.
(2)	Based on the stated maturity, the weighted average maturity of the loans held in the portfolio is approximately 67 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Illiquid security. At March 31, 2015, the aggregate value of these securities was $42,912, representing 0.0% of net assets.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Company has filed for Chapter 7 bankruptcy.
(9)	Loan is in default of interest and did not pay principal at maturity.
(10)	Loan is in default of interest.
(11)	PIK (“Payment-In-Kind”) security. Income may be paid in additional loans or cash at the discretion of the issuer.
(12)	Security currently paying interest in the form of additional loans.
(13)	Perpetual maturity—maturity date reflects the next call date.
(14)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2015, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks Berry Co. LLC	04/24/2008	1,136	$668,529	$31,592	$27.81	0.00%
Preferred Securities Ancora Holdings LLC	08/12/2013	56	0	0	0.00	0.00
Membership Interest NextMedia Operating, Inc.	06/16/2010	7,916	270,682	1,108	0.14	0.00
VSS-AHC Holdings LLC	06/01/2007	12,608	19,544	10,212	0.81	0.00
Warrants Ancora Holdings LLC	08/12/2013	3	0	0	0.00	0.00

				$42,912		0.00%

(15)	See Note 3 for cost of investments on a tax basis.
(16)	Denominated in United States Dollars unless otherwise indicated.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
National Australia Bank, Ltd.	EUR	333,000	USD	365,645	04/30/2015	$7,456	$—

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Loans:
Commercial Services & Supplies	$—	$21,038,894	$0	$21,038,894
Media	—	33,094,217	30,206	33,124,423
Other Industries	—	264,565,056	—	264,565,056
U.S. Corporate Bonds & Notes	—	17,813,632	—	17,813,632
Foreign Corporate Bonds & Notes	—	10,326,002	—	10,326,002
Common Stocks	—	—	31,592	31,592
Preferred Securities	—	—	0	0
Membership Interest	—	—	11,320	11,320
Warrants	—	—	0	0
Short-Term Investment Securities	1,000	—	—	1,000

Total Investments at Value	$1,000	$346,837,801	$73,118	$346,911,919

Other Financial Instruments:@
Forward Foreign Currency Contracts	$—	$7,456	$—	$7,456

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

@ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2015 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Fund’s net assets as of March 31, 2015 is reported on a schedule following the Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior secured floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 pm eastern time forward rate and are generally categorized as Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: The Fund may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended March 31, 2015, the Fund used forward contracts to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of March 31, 2015, the Fund had open forward contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Master Agreements: The Fund holds derivative instruments and other financial instruments whereby the Fund may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require the Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to the Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Portfolio of Investments.

The following table represents the value of derivatives held as of March 31, 2015, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of March 31, 2015, please refer to the schedule following the Fund’s Portfolio of Investments.

	Senior Floating Rate Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Foreign exchange contracts(2)	$7,456	$—

(1)	The Fund’s derivative contracts held during the period ended March 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $372,713.

Note 2. Investment Concentration

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 3. Federal Income Taxes

As of March 31, 2015, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Cost (tax basis)	$355,890,674

Gross unrealized appreciation	$2,968,640
Gross unrealized depreciation	(11,947,395)

Net unrealized depreciation	$(8,978,755)

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 29, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	May 29, 2015